Business Combinations (Acquisition of 7Road) (Details) (USD $)	0 Months Ended		12 Months Ended
	Jun. 01, 2011	May 11, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Goodwill			$ 134,921,000	$ 134,616,000
Shenzhen 7Road [Member]
Business Acquisition [Line Items]
Percentage of acquired equity interest		68.258%
Fixed cash consideration	68,258,000	68,260,000
Contingent consideration, maximum		32,760,000
Charges for impairment of acquired intangible assets			600,000	0	0
Measurement period adjustment			0
Contingent consideration provisions, minimum		0
Fair value of contingent consideration		28,051,000
Indemnification assets involved		0
Changes in fair value of contingent consideration			2,200,000
Estimated average weighted useful life	5 years
Goodwill	103,366,000
Shenzhen 7Road [Member] | Non-compete agreements [Member]
Business Acquisition [Line Items]
Identifiable intangible assets acquired	179,000
Shenzhen 7Road [Member] | Relationships with operators [Member]
Business Acquisition [Line Items]
Identifiable intangible assets acquired	807,000
Shenzhen 7Road [Member] | Completed game [Member]
Business Acquisition [Line Items]
Identifiable intangible assets acquired	$ 20,837,000
Estimated average weighted useful life	5 years